Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Other Operating Income And Expenses [Line Items]
Received insurance payments		₩ 234,000
Gain on bargain purchase	₩ 41,072
Non operating income rebates			₩ 46,283
QSONE Co.Ltd [member]
Disclosure Of Detailed Information About Other Operating Income And Expenses [Line Items]
Gain on disposal of investment in associates	184,556
Gain on bargain purchase	41,072
Non-current assets held for sale [member] | CSP-Compania Siderurgica do Pecem [member]
Disclosure Of Detailed Information About Other Operating Income And Expenses [Line Items]
Gain (loss) on disposals of assets held for sale	(103,366)
Gain (loss) on disposal of assets held for sale recognized as profit or loss	₩ (102,470)